Operating costs and non-underlying items	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Operating costs and non-underlying items
3. Operating costs and non-underlying items

Operating costs
Operating costs include cost of sales, brand and marketing investment and overheads.
(i) Cost of sales
Cost of sales includes the cost of inventories sold during the period and distribution costs. The cost of inventories are raw and packaging materials and related production costs. Distribution costs are charged to the income statement as incurred.
(ii) Brand and marketing investment
Brand and marketing investment include costs related to creating and maintaining brand equity and brand awareness. This includes media, advertising production, promotional materials and engagement with consumers. These costs are charged to the income statement as incurred.
(iii) Overheads
Overheads include staff costs associated with sales activities and central functions such as finance, human resources, and research and development costs. Research and development costs are staff costs, material costs, depreciation of property, plant and equipment, patent costs and other costs that are directly attributable to research and product development activities. These costs are charged to the income statement as incurred.
Non-underlying items
These items are relevant to an understanding of our financial performance due to their nature and/or frequency of occurrence.
(i) Non-underlying items within operating profit
These are gains and losses on business disposals, acquisition and disposal-related costs, restructuring costs, impairments and other items within operating profit classified here due to their nature and/or frequency. Restructuring costs are charges associated with activities planned by management that significantly change either the scope of the business or the manner in which it is conducted.
(ii) Non-underlying items not in operating profit but within net profit
These are net monetary gain or loss arising from hyperinflationary economies and significant and unusual items in net finance cost, share of profit/(loss) of joint ventures and associates and taxation.

	€ million	€ million	€ million
	2022	2021	2020
Turnover	60,073	52,444	50,724
Cost of sales	(35,906)	(30,259)	(28,684)
of which:
Distribution costs	(3,787)	(3,313)	(3,104)
Production costs	(3,995)	(3,678)	(3,696)
Raw and packaging materials and goods purchased for resale	(26,360)	(21,799)	(20,400)
Other	(1,764)	(1,469)	(1,484)
Gross profit	24,167	22,185	22,040
Selling and administrative expenses	(14,484)	(12,549)	(12,673)
of which:
Brand and marketing investment	(7,821)	(6,873)	(7,091)
Overheads	(6,663)	(5,676)	(5,582)
of which: Research and development(a)	(908)	(847)	(800)
Non-underlying items within operating profit before tax	1,072	(934)	(1,064)
Operating profit	10,755	8,702	8,303
(a)From 2022, research and development costs include patent costs of €28 million. The prior year comparators have not been restated. Patent costs in 2021 and 2020 were €27 million in each year.
Exchange losses within operating costs in 2022 are €(225) million (2021: nil; 2020: €45 million).
3. Operating costs and non-underlying items continued
Non-underlying items

	€ million	€ million	€ million
	2022	2021	2020
Non-underlying items within operating profit before tax	1,072	(934)	(1,064)
Acquisition and disposal-related costs(a)	(50)	(332)	(69)
Gain on disposal of group companies(b)	2,335	36	8
Restructuring costs(c)	(777)	(632)	(916)
Impairments(d)	(221)	(17)	–
Other(e)	(215)	11	(87)
Tax on non-underlying items within operating profit	273	219	272
Non-underlying items within operating profit after tax	1,345	(715)	(792)
Non-underlying items not in operating profit but within net profit before tax	(164)	(64)	(36)
Interest related to the UK tax audit of intangible income and centralised services	(7)	10	(56)
Net monetary gain/(loss) arising from hyperinflationary economies	(157)	(74)	20
Tax impact of non-underlying items not in operating profit but within net profit	(121)	(41)	(146)
Tax related to the separation of the Tea business	(35)	–	–
Taxes related to the reorganisation of our European business	–	31	(58)
Taxes related to share buyback as part of Unification	–	–	(30)
Taxes related to the UK tax audit of intangible income and centralised services	(5)	(29)	(53)
Hyperinflation adjustment for Argentina and Turkey deferred tax	(81)	(43)	(5)
Non-underlying items not in operating profit but within net profit after tax	(285)	(105)	(182)
Non-underlying items after tax(f)	1,060	(820)	(974)
Attributable to:
Non-controlling interest	(14)	(30)	(23)
Shareholders' equity	1,074	(790)	(951)
(a)2022 includes a charge of €42 million (2021: €196 million) relating to the disposal of the Tea business and other acquisition and disposal activities.
(b)2022 includes a gain of €2,303 million related to the disposal of the Tea business (2021: nil). 2021 gain relates to several small disposals of brands in Nutrition. The 2020 gain relates to the disposal of a laundry bar business in Latin America.
(c)Restructuring costs are comprised of organisational change programmes and various technology and supply chain optimisation projects. This includes costs linked to the implementation of the Compass Organisation for which costs are spread across 2022 and 2023. Management have used judgement to determine this is in line with our policy.
(d)2022 includes an impairment charge of €192 million relating to Dollar Shave Club (2021: nil) and write-downs of leased land and building assets.
(e)2022 includes €89 million relating to a product recall and market withdrawal by The Laundress, €82 million relating to legal provisions for ongoing competition investigations and €42 million of asset write-downs relating to our businesses in Russia and Ukraine. 2020 includes a charge of €87 million for litigation matters in relation to investigations by national competition authorities including those in Turkey and France.
(f)Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax.